Long-term investment	12 Months Ended
Dec. 31, 2019
Long-term investment
Long-term investment

8.         Long-term investment

As of December 31, 2018 and 2019, the long-term investment consisted of the following:

		December 31,
	Initial Cost	2018
	US$	US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	291,409
Zhengzhou Taike Real Estate Co., Ltd.	738,073	728,523
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	505,162,873	478,778,879
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	23,613,358
Madison Developments Limited.	19,095,969	16,743,122
Others	59,289,036	44,184,928
Total		564,340,219

		December 31,
	Initial Cost	2019
	US$	US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	286,689
Zhengzhou Taike Real Estate Co., Ltd.	738,073	716,723
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	488,227,667
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	18,333,122
Madison Developments Limited.	19,095,969	16,294,996
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	41,452,466
Others	69,160,051	48,308,262
Total		613,619,925

Equity method investees

On April 19, 2017, the Company signed an agreement to acquire up to 70% equity interest of Qingdao Huiju Zhihui City Industrial Development Co., Ltd. (“Qingdao Huiju”), which is developing a real estate project in Qingdao city from Beijing Huiju Technology Industry Development Co., Ltd. (“Beijing Huiju”), a non-affiliated company for a consideration of US$505.2 million. As of December 31, 2019,  US$505.2 million had been paid and a 49% equity interest has been transferred to the Company. Based on the articles of association, the Company cannot exercise control of Qingdao Huiju until it acquires the entire 70% equity interest, but has the ability to exercise significant influence over Qingdao Huiju’s operating and financial decisions and accounted for it as an equity method investment.

The Group initiated various legal actions against Beijing Huiju for, inter alia, (i) the transfer of the remaining 21% equity interest in Qingdao Huiju to the Group and appointment of directors into the board of Qingdao Huiju (ii) refund of unauthorized transfer of cash of US$98.7 million from Qingdao Huiju to Beijing Huiju  and (iii) return of business license and official seals of Qingdao Huiju to Qingdao Huiju . In March 2019,the PRC local court held that Beijing Huiju shall refund the unauthorized cash transferred to Beijing Huiju to Qingdao Huiju and has frozen the cash of US$98.7 million in Beijing Huiju’s bank account. In January 2020, local PRC court held that Beijing Huiju shall return the business license and official seals of Qingdao Huiju to Qingdao Huiju. However, Beijing Huiju appealed to PRC Courts against the refund of cash and return of business and official seals to Qingdao Huiju. Currently the above lawsuits are in progress. Based on independent legal advice and after due and careful enquiry, the directors of the Company are of the view that Group is entitled to the receipt of the 21% equity interest in Qingdao Huiju and the appointment of directors into the board of Qingdao Huiju, and Qingdao Huiju is entitled to get back the cash, business license and seals from Beijing Huiju. Hence the above events shall have not any material adverse effect on the Group’s investment in and receivable from Qingdao Huiju.

On September 4, 2017, the Company with two non-affiliated companies, established a limited partnership, Wuhu Penghong Investment Center (Limited Partnership) (“Wuhu Penghong”), in which the Company and the other two partners each invested US$30.6 million, US$91.8 million and US$3.1 million in cash, respectively, to invest in real estate project. The other two partners hold substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghong under the equity method.

On March 21, 2018, the Company acquired 50% equity interest in Madison Developments Limited (“MDL”), which is developing a real estate project in London, England from ED Jersey Limited, a non-affiliated company for a consideration of US$19.1 million. Based on the articles of association, the Company cannot exercise control of MDL, but has the ability to exercise significant influence over MDL’s operating and financial decisions and accounts for it as an equity method investment.

In July 2019, the Company acquired 24% equity interest in Suzhou Rongjingchen Real Estate Co., Ltd. ("Suzhou Rongjingchen"), which is developing a real estate project in Suzhou city from Suzhou Kaijingsheng Real Estate Co., Ltd., a non-affiliated company, for a consideration of US$42.0 million. Based on the articles of association, the Company cannot exercise control of Suzhou Rongjingchen, but has the ability to exercise significant influence over Suzhou Rongjingchen's operating and financial decisions and accounted for it as an equity method investment.

As of December 31, 2019, the Group’s investment in the investees in the aggregate exceeded its proportionate share of the net assets of the equity method investee by nil (December 31, 2018:  nil). This difference, if any, represents equity method goodwill and therefore, is not amortized. For the year ended December 31, 2019, the Group recognized its share of loss from its equity method investments of US$5,416,471 (2017: loss of US $1,710,070; 2018: loss of US US$9,374,451). As of December 31, 2018 and 2019, there was no material impairment related to these investments.

Summarized combined financial information of the equity method investees is as follows:

December 31,
2019
US$
(in thousands)
Current assets	1,413,713
Noncurrent assets	411,764
Current liabilities	499,078
Non-current liabilities	460,617
Non-controlling interest	5,778
Gross revenue	68,353
Gross profit	14,976
Loss from continuing operations	(5,928)
Net loss	(10,691)
Net loss attributable to the Company	(11,614)

The above summarized financial information represents the operating performance and financial position of the investees since they became equity method investees of the Group.